Pensions and other postretirement benefits (Details 8) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years		Dec. 31, 2011		Dec. 31, 2010
Health care cost trend rate for other postretirement benefits [Abstract]
Health care cost trend rate for current year (in hundredths)	8.00%
Health care cost trend rate for next fiscal year (in hundredths)	8.00%
Health care cost ultimate trend rate (in hundredths)	4.50%
Year that rate reaches the ultimate trend rate	2028
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on service and interest costs	1
Effect of one percentage point decrease on service and interest costs	(1)
Effect of one percentage point increase on benefit obligation	12
Effect of one percentage point decrease on benefit obligation	(10)
Pensions [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	4.15%	[1]	4.84%	[1]	5.32%	[1]
Rate of compensation increase	3.00%	[2]	3.25%	[2]	3.50%	[2]
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate	4.84%	[1]	5.32%	[1]	6.19%	[1]
Rate of compensation increase	3.25%	[2]	3.50%	[2]	3.50%	[2]
Expected return on plan assets	7.25%	[3]	7.50%	[3]	7.75%	[3]
Expected return on plan asset assumption to be used in future year (in hundredths)	7.00%
Effect of change in managements assumption will be to increase net periodic benefit cost	20
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value	5
Other Postretirement Benefit Plans Defined Benefit [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	4.01%	[1]	4.70%	[1]	5.29%	[1]
Rate of compensation increase	3.00%	[2]	3.25%	[2]	3.50%	[2]
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate	4.70%	[1]	5.29%	[1]	6.01%	[1]
Rate of compensation increase	3.25%	[2]	3.50%	[2]	3.50%	[2]

[1]	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans; future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
[2]	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
[3]	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2012, the Company used a long-term rate of return assumption of 7.25% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2013, the Company will reduce the expected long-term rate of return on plan assets from 7.25% to 7.00% to reflect management's current view of long-term investment returns. The effect of this change in management's assumption will be to increase net periodic benefit cost by approximately $20 million.